Research Collaboration and License Agreement - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2022
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price		$ 27,000
Revenue from contract with customer excluding assessed tax		0	$ 3,553
Based on License [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price		25,600
Based on Research Activities [Member]
Research Collaboration And License Agreement [Line Items]
Performance obligation transaction price		1,400
Early Development and Regulatory Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		80,000
Non Early Stage Development Milestones [Member] | Non Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		165,000
Non Early Stage Development Milestones [Member] | Exercise of Co-Funding And Co-Promotion Option [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		70,000
Specified Sales Based Milestones [Member]
Research Collaboration And License Agreement [Line Items]
Upfront of milestones payment		235,000
Pfizer [Member]
Research Collaboration And License Agreement [Line Items]
Upfront payment received	$ 15,000
Research and Development Agreement [Member]
Research Collaboration And License Agreement [Line Items]
Revenue from contract with customer excluding assessed tax		$ 0	$ 0